Disclosure of detailed information about intangible assets (Details) $ in Thousands	12 Months Ended
Aug. 31, 2019 CAD ($)
Disclosure of detailed information about investment property [line items]
Balance	$ 0
Balance	1,498
Cost [Member]
Disclosure of detailed information about investment property [line items]
Balance	0
Additions	1,530
Balance	1,530
Accumulated amortization [Member]
Disclosure of detailed information about investment property [line items]
Balance	0
Amortization	(32)
Balance	$ (32)